Supplemental Guarantor/Non-Guarantor Financial Information (Tables)	12 Months Ended
Dec. 02, 2012
Supplemental Guarantor/Non-Guarantor Financial Information
Schedule of supplemental condensed consolidating balance sheets

SEALY CORPORATION

Supplemental Condensed Consolidating Balance Sheets

December 2, 2012

(in thousands)

	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and equivalents	$42,783	$85,371	$—	$128,154
Accounts receivable, net	83,088	69,531	—	152,619
Inventories	57,305	15,218	(159)	72,364
Other current assets and deferred income taxes	48,787	4,150	—	52,937

Total current assets	231,963	174,270	(159)	406,074
Property, plant and equipment, at cost	385,031	38,975	—	424,006
Less accumulated depreciation	(237,310)	(22,673)	—	(259,983)

	147,721	16,302	—	164,023
Other assets:
Goodwill	326,683	36,546	—	363,229
Intangible assets, net	—	14,710	—	14,710
Net investment in subsidiaries	41,002	—	(41,002)	—
Due from (to) affiliates	145,425	—	(145,425)	—
Debt issuance costs, net and other assets	37,463	19,846	—	57,309

	550,573	71,102	(186,427)	435,248

Total assets	$930,257	$261,674	$(186,586)	$1,005,345

Liabilities and Stockholders' (Deficit) Equity
Current liabilities:
Current portion—long-term obligations	$1,483	$2,562	$—	$4,045
Accounts payable	69,942	30,854	—	100,796
Accrued customer incentives and advertising	24,421	10,243	—	34,664
Accrued compensation	28,302	4,763	—	33,065
Accrued interest	14,484	—	—	14,484
Other accrued liabilities	30,591	5,322	—	35,913
Deferred income tax liabilities	—	3,000	—	3,000

Total current liabilities	169,223	56,744	—	225,967
Long-term obligations	765,479	42	—	765,521
Investments in subsidiaries		—	—	—
Due to affiliates	—	145,584	(145,584)	—
Other liabilities	53,075	7,174	—	60,249
Deferred income tax liabilities	—	93	—	93
Redeemable noncontrolling interest	—	11,035	—	11,035
Stockholders' equity (deficit)	(57,520)	41,002	(41,002)	(57,520)

Total liabilities and stockholders' equity (deficit)	$930,257	$261,674	$(186,586)	$1,005,345

Schedule of supplemental condensed consolidating statements of operations

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Operations

Year Ended December 2, 2012

(in thousands)

	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$1,052,587	$308,174	$(12,891)	$1,347,870
Cost and expenses:
Cost of goods sold	636,718	184,535	(12,890)	808,363
Selling, general and administrative	368,095	86,950	—	455,045
Asset impairment loss	827	—	—	827
Amortization expense	289	389	—	678
Restructuring expenses and asset impairment	2,421	—	—	2,421
Royalty (income) expense, net	(20,070)	—	—	(20,070)

Income from operations	64,307	36,300	(1)	100,606
Interest expense	87,769	1,536	—	89,305
Refinancing and extinguishment of debt	3,748	—	—	3,748
Other (income) expense, net	32	(637)	—	(605)
Loss (income) from equity investees	—	—	—	—
Loss (income) from non- guarantor equity investees	(24,258)	—	24,258	—
Capital charge and intercompany interest allocation	(2,477)	2,477	—	—

Income (loss) before income taxes	(507)	32,924	(24,259)	8,158
Income tax provision (benefit)	(518)	13,066	—	12,548
Equity in earnings of unconsolidated affiliates	—	5,175	—	5,175

Income (loss) from continuing operations	11	25,033	(24,259)	785
Loss from discontinued operations	—	(1,962)	—	(1,962)
Net income (loss)	11	23,071	(24,259)	(1,177)

Net loss attributable to noncontrolling interests	—	1,187	—	1,187

Net income (loss) attributable to common shareholders	$11	$24,258	$(24,259)	$10

Schedule of supplemental condensed consolidating statements of cash flows

SEALY CORPORATION

Supplemental Condensed Consolidating Statements of Cash Flows

Year Ended December 2, 2012

(in thousands)

	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$54,424	$27,684	$—	$82,108

Investing activities:
Purchase of property, plant and equipment	(12,446)	(3,468)	—	(15,914)
Proceeds from the sale of property, plant, and equipment	2,147	236	—	2,383
Acquisition of Comfort Revolution	—	159	—	159
Advances to Comfort Revolution	(7,833)	—	—	(7,833)
Net activity in investment in and advances from (to) subsidiaries and affiliates	(13,285)	13,285	—	—

Net cash provided by (used in) investing activities	(31,417)	10,212	—	(21,205)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	104	—	—	104
Repurchase of common stock	(3,059)	—	—	(3,059)
Proceeds from issuance of long term obligations	—	5,236	—	5,236
Repayments of long-term obligations	(1,259)	(10,187)	—	(11,446)
Repayment of senior secured notes	(36,050)	—	—	(36,050)
Borrowings under revolving credit facilities	29,000	—	—	29,000
Repayments of revolving credit facilities	(29,000)	—	—	(29,000)
Debt issuance costs	(908)	—	—	(908)
Other	—	—	—	—

Net cash provided by (used in) financing activities	(41,172)	(4,951)	—	(46,123)

Effect of exchange rate changes on cash	—	5,399	—	5,399

Change in cash and equivalents	(18,615)	38,344	—	20,179
Cash and equivalents:
Beginning of period	60,948	47,027	—	107,975

End of period	$42,783	$85,371	$—	$128,154